Research and Development and Energy Efficiency (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2021	R$ 627,097	R$ 665,011
Additions	154,138	191,006
Performance agreement	2,552	3,010
Interest rate (Note 34)	34,644	14,814
Payments	(117,187)	(149,097)
Concluded projects (Note 12 - a)	(86,486)	(97,647)
Transfers
Balance as of December 31, 2022	614,758	627,097
F N D C T [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2021	7,584	8,085
Additions	39,044	50,804
Performance agreement
Interest rate (Note 34)
Payments	(40,040)	(51,305)
Concluded projects (Note 12 - a)
Balance as of December 31, 2022	6,588	7,584
M M E [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2021	3,790	4,041
Additions	19,535	25,399
Performance agreement
Interest rate (Note 34)
Payments	(20,011)	(25,650)
Concluded projects (Note 12 - a)
Balance as of December 31, 2022	3,314	3,790
R And D [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2021	286,029	332,746
Additions	39,070	50,796
Performance agreement
Interest rate (Note 34)	6,197	3,664
Payments	(8,061)	(15,966)
Concluded projects (Note 12 - a)	(62,992)	(85,211)
Transfers
Balance as of December 31, 2022	260,243	286,029
Procel [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2021	19,883	5,855
Additions	11,298	12,801
Performance agreement
Interest rate (Note 34)	3,799	1,227
Payments	(19,335)
Concluded projects (Note 12 - a)
Transfers	(3,685)
Balance as of December 31, 2022	11,960	19,883
Energy Efficiency Program [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2021	309,811	314,284
Additions	45,191	51,206
Performance agreement	2,552	3,010
Interest rate (Note 34)	24,648	9,923
Payments	(29,740)	(56,176)
Concluded projects (Note 12 - a)	(23,494)	(12,436)
Transfers	3,685
Balance as of December 31, 2022	R$ 332,653	R$ 309,811